TRANSACTIONS THAT DO NOT INVOLVE CASH (Details Narrative) - BRL (R$) R$ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
DisclosureOfTransactionsThatDoNotInvolveCashLineItems [Line Items]
Addition of lease	R$ (32,007)	R$ 40,920	R$ (55,741)
Right-of-use assets [member]
DisclosureOfTransactionsThatDoNotInvolveCashLineItems [Line Items]
Addition of lease	R$ 551,554	R$ 268,520